SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of separate component of stockholders' deficit
	September 30, 2022	September 30, 2021	September 30, 2020
Year-end CAD: USD exchange rate	0.7279	0.7884	0.7483
Annual average CAD: USD exchange rate	0.7830	0.7786	0.7435
Year-end RMB: USD exchange rate	0.1406	0.1551	0.1470
Annual average RMB: USD exchange rate	0.1527	0.1557	0.1427
Year-end HKD: USD exchange rate	0.1274	0.1284	0.1290
Annual average HKD: USD exchange rate	0.1279	0.1288	0.1286

Schedule of antidilutive securities excluded from computation of earnings per share
	2022	2021	2020
Stock options	10,300,000	10,300,000	10,300,000
Common stock warrants	-	-	-
Total	10,300,000	10,300,000	10,300,000

Schedule of estimated useful lives of property and equipment
Furniture and Fixtures	5 – 7 years
Machinery and Equipment	3 – 7 years
Leasehold Improvement	6 years